Other reserves - Summary of Other Reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Beginning balance	£ 4,160.4	£ 4,069.0	£ 5,050.1
Foreign exchange differences on translation of foreign operations	(427.1)	424.2	(143.0)
Gain/(loss) on net investment hedges	108.2	(141.5)	45.5
Fair value loss arising on hedging instruments	(43.3)	38.5	(38.0)
Less: gain/(loss) reclassified to profit or loss	44.2	(38.5)	38.0
Share of other comprehensive (loss)/ earnings of associate undertakings	(0.9)	51.2	13.5
Share cancellations		(807.4)	(729.3)
Recognition and remeasurement of financial instruments	227.7	61.4	(241.6)
Ending balance	3,832.7	4,160.4	4,069.0
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance	285.2	(335.9)	191.2
Foreign exchange differences on translation of foreign operations	(404.0)	409.0	(132.7)
Gain/(loss) on net investment hedges	108.2	(141.5)	45.5
Fair value loss arising on hedging instruments	(43.3)	38.5	(38.0)
Less: gain/(loss) reclassified to profit or loss	44.2	(38.5)	38.0
Share of other comprehensive (loss)/ earnings of associate undertakings	(0.9)	31.9	7.3
Share cancellations		8.3	7.2
Recognition and remeasurement of financial instruments	197.2	101.7	(242.7)
Shares purchased into treasury for cancellation		211.7	(211.7)
Ending balance	186.6	285.2	(335.9)
Capital redemption reserve
Disclosure of reserves within equity [line items]
Beginning balance	21.9	13.6	6.4
Share cancellations		8.3	7.2
Ending balance	21.9	21.9	13.6
Equity reserve
Disclosure of reserves within equity [line items]
Beginning balance	(263.3)	(576.7)	(122.3)
Recognition and remeasurement of financial instruments	197.2	101.7	(242.7)
Shares purchased into treasury for cancellation		211.7	(211.7)
Ending balance	(66.1)	(263.3)	(576.7)
Hedging reserve
Disclosure of reserves within equity [line items]
Beginning balance		0.0	0.0
Fair value loss arising on hedging instruments	(43.3)	38.5	(38.0)
Less: gain/(loss) reclassified to profit or loss	44.2	(38.5)	38.0
Ending balance	0.9		0.0
Translation reserve
Disclosure of reserves within equity [line items]
Beginning balance	526.6	227.2	307.1
Foreign exchange differences on translation of foreign operations	(404.0)	409.0	(132.7)
Gain/(loss) on net investment hedges		(141.5)	45.5
Share of other comprehensive (loss)/ earnings of associate undertakings	(0.9)	31.9	7.3
Ending balance	£ 229.9	£ 526.6	£ 227.2